UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-6265

        Nuveen Pennsylvania Investment Quality Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            06/30

Date of reporting period:          03/31/05

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Pennsylvania Investment Quality Municipal Fund (NQP)
March 31, 2005

Principal		Optional Call		Market
Amount (000)	Description(1)	Provisions*	Ratings**	Value

	Consumer Staples - 0.4% (0.3% of Total Investments)

$1,000	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Revenue Bonds, Procter	No Opt. Call	AA-	$ 1,071,240
	& Gamble Paper Project, Series 2001, 5.375%, 3/01/31 (Alternative Minimum Tax)

	Education and Civic Organizations - 23.8% (15.7% of Total Investments)

3,000	Allegheny County Higher Education Building Authority, Pennsylvania, Revenue Bonds, Carnegie Mellon	3/12 at 100.00	AA-	3,092,100
	University, Series 2002, 5.125%, 3/01/32

975	Allegheny County Higher Education Building Authority, Pennsylvania, College Revenue Bonds, Robert	2/06 at 102.00	Baa3	1,017,695
	Morris College, Series 1996A, 6.250%, 2/15/26

200	Allegheny County Higher Education Building Authority, Pennsylvania, College Revenue Refunding	No Opt. Call	Baa3	219,214
	Bonds, Robert Morris College, Series 1998A, 6.000%, 5/01/28

2,000	Allegheny County Higher Education Building Authority, Pennsylvania, College Revenue Bonds, Chatham	9/08 at 102.00	BBB	2,034,760
	College, Series 1998A, 5.250%, 9/01/18

2,000	Chester County Industrial Development Authority, Pennsylvania, Educational Facilities Revenue	1/12 at 100.00	AAA	2,056,940
	Bonds, Westtown School, Series 2002, 5.000%, 1/01/26 - AMBAC Insured

3,000	Delaware County Authority, Pennsylvania, Revenue Bonds, Haverford College, Series 2000, 5.750%,	11/10 at 101.00	AA	3,318,750
	11/15/29

1,315	Delaware County Authority, Pennsylvania, Revenue Refunding Bonds, Villanova University, Series	8/13 at 100.00	AAA	1,421,831
	2003, 5.250%, 8/01/18 - FGIC Insured

	Delaware County Authority, Pennsylvania, Revenue Bonds, Villanova University, Series 2005:
1,000	5.000%, 8/01/12 (WI, settling 5/04/05) - MBIA Insured	No Opt. Call	AAA	1,081,910
1,240	5.000%, 8/01/13 (WI, settling 5/04/05) - MBIA Insured	No Opt. Call	AAA	1,342,424

1,000	Harveys Lake General Municipal Authority, Pennsylvania, College Revenue Bonds, College of	11/09 at 100.00	A	1,063,800
	Misericordia Project, Series 1999, 6.000%, 5/01/19 - ACA Insured

	Indiana County Industrial Development Authority, Pennsylvania, Revenue Bonds, Student Cooperative
	Association Inc./Indiana University of Pennsylvania - Student Union Project, Series 1999B:
815	0.000%, 11/01/15 - AMBAC Insured	No Opt. Call	AAA	506,465
815	0.000%, 11/01/16 - AMBAC Insured	No Opt. Call	AAA	478,967
815	0.000%, 11/01/17 - AMBAC Insured	No Opt. Call	AAA	452,007
815	0.000%, 11/01/18 - AMBAC Insured	No Opt. Call	AAA	427,899
815	0.000%, 11/01/19 - AMBAC Insured	No Opt. Call	AAA	405,185

8,000	Pennsylvania Higher Education Assistance Agency, Capital Acquisition Revenue Refunding Bonds,	11/11 at 100.00	Aaa	8,186,480
	Series 2001, 5.000%, 12/15/30 - MBIA Insured

645	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Widener University, Series	7/15 at 100.00	BBB+	646,135
	2005, 5.000%, 7/15/39

3,450	Pennsylvania Higher Educational Facilities Authority, University of Pennsylvania Revenue Bonds,	No Opt. Call	AA	3,743,181
	Series 2005A, 5.000%, 9/01/14

5,000	Pennsylvania Higher Educational Facilities Authority, State System of Higher Education Revenue	6/12 at 100.00	Aaa	5,241,100
	Bonds, Series 2002W, 5.000%, 6/15/19 - AMBAC Insured

1,000	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Thomas Jefferson University,	1/13 at 100.00	A1	1,032,340
	Series 2002, 5.000%, 1/01/20

2,945	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Ursinus College, Series 2003,	7/13 at 100.00	AA	3,118,667
	5.375%, 1/01/20 - RAAI Insured

5,000	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Moravian College, Series 2001,	7/11 at 100.00	AA	5,188,800
	5.375%, 7/01/31 - RAAI Insured

2,000	Pennsylvania State University, General Obligation Refunding Bonds, Series 2002, 5.250%, 8/15/12	No Opt. Call	AA	2,196,040

	Pennsylvania State University, General Revenue Bonds, Series 2005:
1,040	5.000%, 9/01/14	No Opt. Call	AA	1,128,379
1,560	5.000%, 9/01/15	No Opt. Call	AA	1,690,681

6,000	Swarthmore Borough Authority, Pennsylvania, Swarthmore College Revenue Bonds, Series 1998, 5.000%,	9/08 at 100.00	AA+	6,080,520
	9/15/28

1,665	Union County, Higher Education Facilities Financing Authority, Pennsylvania, Revenue Bonds,	4/13 at 100.00	Aa3	1,778,670
	Bucknell University, Series 2002A, 5.250%, 4/01/18

105	Wilkes-Barre General Municipal Authority, Pennsylvania, College Revenue Refunding Bonds, College of	6/05 at 100.00	N/R	105,305
	Misericordia, Series 1992B, 7.750%, 12/01/12

	Healthcare - 9.0% (5.9% of Total Investments)

1,115	Erie County Hospital Authority, Pennsylvania, Revenue Bonds, Hamot Health Foundation, Series 2002,	11/12 at 100.00	AAA	1,193,529
	5.250%, 11/01/15 - AMBAC Insured

1,250	Lehigh County General Purpose Authority, Pennsylvania, Revenue Bonds, Good Shepherd Group, Series	11/14 at 100.00	A	1,280,525
	2004A, 5.500%, 11/01/24

2,500	Lehigh County General Purpose Authority, Pennsylvania, Hospital Revenue Bonds, St. Luke's Hospital	8/13 at 100.00	BBB	2,522,475
	of Bethlehem, Series 2003, 5.375%, 8/15/33

9,000	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, UPMC Health System, Series	1/11 at 101.00	A+	9,718,650
	2001A, 6.000%, 1/15/31

2,360	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of Pennsylvania	8/15 at 100.00	AAA	2,527,584
	Health Services, Series 2005B, 5.000%, 8/15/16 - FGIC Insured

1,175	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital Revenue	5/05 at 101.00	BBB	1,204,904
	Bonds, Temple University Hospital, Series 1993A, 6.625%, 11/15/23

1,615	Sayre Health Care Facility Authority, Pennsylvania, Revenue Bonds, Latrobe Area Hospital, Series	7/12 at 100.00	AAA	1,742,973
	2002A, 5.250%, 7/01/13 - AMBAC Insured

960	St. Mary Hospital Authority, Pennsylvania, Health System Revenue Bonds, Catholic Health East,	11/14 at 100.00	A	987,619
	Series 2004B, 5.375%, 11/15/34

1,000	West Shore Area Hospital Authority, Cumberland County, Pennsylvania, Hospital Revenue Bonds, Holy	1/12 at 100.00	BBB+	1,061,080
	Spirit Hospital of the Sisters of Christian Charity Project, Series 2001, 6.250%, 1/01/32

	Housing/Multifamily - 0.4% (0.3% of Total Investments)

960	Pittsburgh Urban Redevelopment Authority, Pennsylvania, Mortgage Revenue Bonds, Series 1992C,	8/05 at 100.00	A2	961,114
	7.125%, 8/01/13 (Alternative Minimum Tax)

	Housing/Single Family - 3.4% (2.3% of Total Investments)

190	Berks County Redevelopment Authority, Pennsylvania, Senior Single Family Mortgage Revenue Bonds,	No Opt. Call	A+	193,496
	Series 1986A, 8.000%, 12/01/17 (Alternative Minimum Tax)

5,000	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 1997-59A,	10/07 at 101.50	AA+	5,173,100
	5.750%, 10/01/23 (Alternative Minimum Tax)

2,140	Pittsburgh Urban Redevelopment Authority, Pennsylvania, Mortgage Revenue Bonds, Series 2001B,	10/11 at 100.00	AAA	2,182,308
	5.450%, 10/01/32 (Alternative Minimum Tax)

960	Pittsburgh Urban Redevelopment Authority, Pennsylvania, Mortgage Revenue Bonds, Series 1997A,	4/07 at 102.00	AAA	996,509
	6.250%, 10/01/28 (Alternative Minimum Tax)

	Industrials - 4.3% (2.8% of Total Investments)

5,000	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Amtrak	5/11 at 101.00	A3	5,158,900
	Project, Series 2001A, 6.375%, 11/01/41 (Alternative Minimum Tax)

5,000	Pennsylvania Industrial Development Authority, Economic Development Revenue Bonds, Series 2002,	No Opt. Call	AAA	5,545,650
	5.500%, 7/01/12 - AMBAC Insured

	Long-Term Care - 2.6% (1.7% of Total Investments)

1,500	Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Presbyterian Homes Inc., Series	12/12 at 100.00	AA	1,519,920
	2003A, 5.000%, 12/01/26 - RAAI Insured

3,225	Montgomery County Higher Education and Health Authority, Pennsylvania, Mortgage Revenue Bonds,	1/06 at 101.00	BBB	3,243,125
	Waverly Heights Ltd., Series 1996, 6.375%, 1/01/26

1,500	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Philadelphia	7/11 at 101.00	AAA	1,580,340
	Corporation for the Aging Project, Series 2001B, 5.250%, 7/01/26 - AMBAC Insured

	Materials - 0.7% (0.5% of Total Investments)

1,750	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, National	11/08 at 102.00	N/R	1,831,393
	Gypsum Company, Series 1997B, 6.125%, 11/01/27 (Alternative Minimum Tax)

	Tax Obligation/General - 28.9% (18.9% of Total Investments)

4,000	Allegheny County, Pennsylvania, General Obligation Bonds, Series 2005C-57, 5.250%, 11/01/13 - FGIC	No Opt. Call	AAA	4,405,280
	Insured

1,800	Allegeny County, Pennsylvania, General Obligation Bonds, Series 2000C-53, 5.250%, 11/01/20 - FGIC	5/11 at 100.00	AAA	1,919,376
	Insured

1,640	Bensalem Township, Pennsylvania, General Obligation Bonds, Series 2004, 5.000%, 12/01/13 - FGIC	No Opt. Call	Aaa	1,776,776
	Insured

1,200	Butler County, Pennsylvania, General Obligation Bonds, Series 2004, 5.000%, 7/15/16 - FGIC Insured	7/14 at 100.00	AAA	1,290,828

2,200	Central Bucks County School District, Pennsylvania, General Obligation Bonds, Series 2003, 5.000%,	5/13 at 100.00	Aaa	2,291,058
	5/15/23 - MBIA Insured

1,000	Delaware County, Pennsylvania, General Obligation Bonds, Series 1999, 5.125%, 10/01/19	10/09 at 100.00	AA	1,060,490

1,500	Lehigh County, Pennsylvania, General Obligation Bonds, Series 2004, 5.000%, 11/15/10 - MBIA	No Opt. Call	AAA	1,621,425
	Insured

7,500	Montgomery County, Pennsylvania General Obligation Bonds, Series 1999, 5.000%, 7/15/24	7/09 at 100.00	Aaa	7,731,000

925	Moon Area School District, Allegheny County, Pennsylvania, General Obligation Bonds, Series 2004,	No Opt. Call	AAA	1,015,437
	5.250%, 11/15/12 - FSA Insured

1,000	New Castle Area School District, Lawrence County, Pennsylvania, General Obligation Bonds, Series	3/10 at 100.00	AAA	1,080,460
	2000, 5.600%, 3/01/25 - MBIA Insured

1,025	Norristown Area School District, Montgomery County, Pennsylvania, General Obligation Bonds, Series	3/13 at 100.00	Aaa	1,081,406
	2003, 5.000%, 9/01/19 - FGIC Insured

4,500	Pennsylvania, General Obligation Bonds, First Series 2004, 5.250%, 2/01/10 - MBIA Insured	No Opt. Call	AAA	4,885,920

4,000	Pennsylvania, General Obligation Bonds, Third Series 2004, 5.000%, 9/01/12	No Opt. Call	AA	4,336,640

	Pennsylvania, General Obligation Refunding Bonds, Second Series 2002:
4,000	5.000%, 10/01/11 - FGIC Insured	No Opt. Call	AAA	4,336,440
1,620	5.250%, 10/01/14 - FGIC Insured	No Opt. Call	AAA	1,796,985

	Philadelphia, Pennsylvania, General Obligation Bonds, Series 2003A:
1,000	5.000%, 2/15/12 - XLCA Insured	No Opt. Call	AAA	1,070,870
2,585	5.250%, 2/15/13 - XLCA Insured	No Opt. Call	AAA	2,811,265

3,400	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2002B, 5.625%,	8/12 at 100.00	AAA	3,699,506
	8/01/18 - FGIC Insured

3,000	Pittsburgh School District, Allegheny County, Pennsylvania, General Obligation Bonds, Series 2005A,	No Opt. Call	AAA	3,232,620
	5.000%, 9/01/10 - FGIC Insured

3,000	Pittsburgh School District, Allegheny County, Pennsylvania, General Obligation Refunding Bonds,	No Opt. Call	AAA	3,375,270
	Series 2002A, 5.500%, 9/01/15 - FSA Insured

3,390	Pocono Mountain School District, Monroe County, Pennsylvania, General Obligation Bonds, Series	2/13 at 100.00	Aaa	3,633,402
	2003, 5.000%, 2/15/15 - FGIC Insured

1,590	Red Lion Area School District, York County, Pennsylvania, General Obligation Bonds, Series 2001,	10/11 at 100.00	Aaa	1,662,043
	5.000%, 4/15/20 - FSA Insured

1,230	State Public School Building Authority, Pennsylvania, School Revenue Bonds, Conneaut School	11/13 at 100.00	AAA	1,323,788
	District Project, Series 2003, 5.250%, 11/01/21 - FGIC Insured

1,465	Stroudsburg Area School District, Monroe County, Pennsylvania, General Obligation Bonds, Series	4/12 at 100.00	AAA	1,540,257
	2001A, 5.000%, 4/01/18 - FSA Insured

4,020	Upper Merion Area School District, Montgomery County, Pennsylvania, General Obligation Bonds,	2/13 at 100.00	Aa2	4,334,042
	Series 2003, 5.250%, 2/15/19

	Wilkes-Barre Area School District, Luzerne County, Pennsylvania, General Obligation Bonds, Series
	2003A:
1,700	5.250%, 4/01/19 - MBIA Insured	4/14 at 100.00	AAA	1,831,971
2,050	5.250%, 4/01/20 - MBIA Insured	4/14 at 100.00	AAA	2,204,365

	Tax Obligation/Limited - 23.2% (15.2% of Total Investments)

5,000	Allegheny County Industrial Development Authority, Pennsylvania, Revenue Bonds, Guaranteed County	11/12 at 100.00	AAA	5,204,550
	Building Project, Series 2002A, 5.000%, 11/01/22 - MBIA Insured

	Port Authority of Allegheny County, Pennsylvania, Special Transportation Revenue Bonds, Series
	2001:
1,000	5.500%, 3/01/17 - FGIC Insured	3/11 at 101.00	AAA	1,095,620
3,500	5.000%, 3/01/29 - FGIC Insured	3/11 at 101.00	AAA	3,587,220

6,000	Delaware Valley Regional Finance Authority, Pennsylvania, Local Government Revenue Bonds, Series	No Opt. Call	Aa3	6,769,380
	2002, 5.750%, 7/01/17

8,725	Pennsylvania Intergovernmental Cooperative Authority, Special Tax Revenue Refunding Bonds,	6/09 at 100.00	AAA	8,820,539
	Philadelphia Funding Program, Series 1999, 4.750%, 6/15/23 - FGIC Insured

	Pennsylvania Turnpike Commission, Oil Franchise Tax Senior Lien Revenue Bonds, Series 2003A:
1,500	5.250%, 12/01/15 - MBIA Insured	12/13 at 100.00	AAA	1,644,165
2,600	5.250%, 12/01/17 - MBIA Insured	12/13 at 100.00	AAA	2,821,832
2,125	5.250%, 12/01/18 - MBIA Insured	12/13 at 100.00	AAA	2,300,823

3,650	Pennsylvania Turnpike Commission, Registration Fee Revenue Bonds, Series 2001, 5.000%, 7/15/41 -	7/11 at 101.00	AAA	3,717,927
	AMBAC Insured

10,935	Philadelphia Authority for Industrial Development, Pennsylvania, Lease Revenue Bonds, Series 2001B,	10/11 at 101.00	AAA	11,448,617
	5.250%, 10/01/30 - FSA Insured

2,700	Philadelphia Municipal Authority, Pennsylvania, Lease Revenue Bonds, Series 2003B, 5.250%,	11/13 at 100.00	AAA	2,880,036
	11/15/17 - FSA Insured

4,000	Pittsburgh and Allegheny Counties Public Auditorium Authority, Pennsylvania, Sales Tax Revenue	8/09 at 101.00	AAA	4,072,760
	Bonds, Regional Asset District, Series 1999, 5.000%, 2/01/29 - AMBAC Insured

1,090	Pittsburgh Urban Redevelopment Authority, Pennsylvania, Tax Increment Financing District Bonds,	5/09 at 100.00	A2	1,161,373
	Center Triangle Project, Series 1999A, 6.100%, 5/01/19

1,800	Southeastern Transportation Authority, Pennsylvania, Special Revenue Bonds, Series 1999A, 5.250%,	3/09 at 101.00	AAA	1,925,586
	3/01/16 - FGIC Insured

	Transportation - 9.0% (5.9% of Total Investments)

1,460	Delaware River Joint Toll Bridge Commission, Pennsylvania and New Jersey, Revenue Bonds, Series	7/13 at 100.00	A2	1,562,711
	2003, 5.250%, 7/01/17

2,035	Lehigh-Northampton Airport Authority, Pennsylvania, Airport Revenue Bonds, Lehigh Valley Airport	5/10 at 100.00	Aaa	2,218,964
	System, Series 2000A, 6.000%, 5/15/30 (Alternative Minimum Tax) - MBIA Insured

5,400	Pennsylvania Economic Development Financing Authority, Revenue Bonds, Amtrak 30th Street Station	6/12 at 102.00	A	5,738,634
	Parking Garage, Series 2002, 5.800%, 6/01/23 (Alternative Minimum Tax) - ACA Insured

2,200	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2001R, 5.000%,	12/11 at 101.00	AAA	2,274,096
	12/01/30 - AMBAC Insured

5,000	Philadelphia Airport System, Pennsylvania, Revenue Bonds, Series 2001B, 5.250%, 6/15/31	6/11 at 101.00	AAA	5,149,150
	(Alternative Minimum Tax) - FGIC Insured

3,250	Philadelphia Parking Authority, Pennsylvania, Airport Parking Revenue Bonds, Series 1999, 5.250%,	9/09 at 101.00	AAA	3,385,168
	9/01/29 - FSA Insured

1,885	Pittsburgh Public Parking Authority, Pennsylvania, Parking System Revenue Refunding Bonds, Series	No Opt. Call	AAA	2,041,040
	2002, 5.000%, 12/01/12 - AMBAC Insured

	U.S. Guaranteed*** - 19.1% (12.5% of Total Investments)

3,550	Allegheny County, Pennsylvania, General Obligation Bonds, Series 2000C-52, 5.250%, 11/01/23	5/11 at 100.00	AAA	3,879,298
	(Pre-refunded to 5/01/11) - FGIC Insured

1,320	Allegheny County, Pennsylvania, General Obligation Refunding Bonds, Series 2000C-53, 5.250%,	5/11 at 100.00	AAA	1,442,443
	11/01/20 (Pre-refunded to 5/01/11) - FGIC Insured

1,355	Bucks County, Pennsylvania, Bensalem Township School District, General Obligation Bonds, Series	7/06 at 100.00	AAA	1,409,688
	1996, 5.850%, 7/15/12 (Pre-refunded to 7/15/06) - FGIC Insured

6,275	Hempfield Area School District, Westmoreland County, Pennsylvania, General Obligation Bonds, Series	2/12 at 100.00	AAA	6,929,420
	2002, 5.375%, 2/15/18 (Pre-refunded to 2/15/12) - FGIC Insured

1,450	Indiana County Industrial Development Authority, Pennsylvania, Revenue Bonds, Student Cooperative	11/06 at 100.00	AAA	1,520,267
	Association Inc./Indiana University of Pennsylvania - Student Union Project, Series 1999A, 5.875%,
	11/01/29 (Pre-refunded to 11/01/06) - AMBAC Insured

1,000	Pennsylvania, General Obligation Bonds, Second Series 2001, 5.000%, 9/15/15 (Pre-refunded to	9/11 at 101.00	AA***	1,087,930
	9/15/11)

750	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Twelfth Series 1990B, 7.000%,	No Opt. Call	AAA	911,190
	5/15/20 - MBIA Insured

10,050	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 1995B, 5.500%,	9/05 at 101.00	AAA	10,280,346
	9/01/25 (Pre-refunded to 9/01/05) - AMBAC Insured

6,100	Plum Borough School District, Allegheny County, Pennsylvania, General Obligation Bonds, Series	9/11 at 100.00	AAA	6,627,467
	2001, 5.250%, 9/15/30 (Pre-refunded to 9/15/11) - FGIC Insured

2,000	Sto-Rox School District, Allegheny County, Pennsylvania, General Obligation Bonds, Series 2000,	12/10 at 100.00	AAA	2,244,940
	5.800%, 6/15/30 (Pre-refunded to 12/15/10) - MBIA Insured

3,000	Warrington Township Municipal Authority, Bucks County, Pennsylvania, Water and Sewer Revenue Bonds,	11/15 at 100.00	AAA	3,716,430
	Series 1991, 7.100%, 12/01/21 (Pre-refunded to 11/15/15) - FGIC Insured

5,450	West View Borough Municipal Authority, Allegheny County, Pennsylvania, Special Obligation Bonds,	No Opt. Call	AAA	7,171,491
	Series 1985A, 9.500%, 11/15/14

	Utilities - 10.1% (6.6% of Total Investments)

1,250	Allegheny County Industrial Development Authority, Pennsylvania, Pollution Control Revenue	No Opt. Call	AAA	1,279,513
	Refunding Bonds, Duquesne Light Company Project, Series 1999A, 4.350%, 12/01/13 - AMBAC Insured

1,820	Beaver Falls Municipal Water Authority, Pennsylvania, Water and Hydroelectric Revenue Bonds, Series	No Opt. Call	AAA	1,968,021
	2002A, 5.000%, 6/01/12 - AMBAC Insured

2,320	Carbon County Industrial Development Authority, Pennsylvania, Resource Recovery Revenue Refunding	No Opt. Call	BBB-	2,505,275
	Bonds, Panther Creek Partners Project, Series 2000, 6.650%, 5/01/10 (Alternative Minimum Tax)

4,000	Lehigh County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding	8/05 at 102.00	AAA	4,121,320
	Bonds, Pennsylvania Power and Light Company Project, Series 1995A, 6.150%, 8/01/29 - MBIA Insured

3,500	Montgomery County Industrial Development Authority, Pennsylvania, Resource Recovery Revenue	No Opt. Call	AAA	3,827,845
	Refunding Bonds, Montenay Montgomery County Project, Series 2002A, 5.250%, 11/01/13 - MBIA Insured

2,000	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Seventeenth Series 2003,	7/13 at 100.00	AAA	2,152,900
	5.375%, 7/01/19 - FSA Insured

700	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Fifth Series 2004A-1,	9/14 at 100.00	AAA	719,292
	5.000%, 9/01/26 - FSA Insured

680	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Eighteenth Series 2004, 5.000%, 8/01/13	No Opt. Call	AAA	723,683

3,500	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Sixteenth Series 1999,	7/09 at 101.00	AAA	3,802,050
	5.500%, 7/01/13 - FSA Insured

3,700	York County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding	3/12 at 101.00	Baa1	3,874,048
	Bonds, PSEG Power Project, Series 2001A, 5.500%, 9/01/20

	Water and Sewer - 16.5% (10.9% of Total Investments)

2,205	Bethlehem Authority, Northhampton and Lehigh Counties, Pennsylvania, Guaranteed Water Revenue	11/14 at 100.00	AAA	2,331,721
	Bonds, Series 2004, 5.000%, 11/15/20 - FSA Insured

1,000	Bucks County Water and Sewerage Authority, Pennsylvania, Collection System Revenue Bonds, Series	12/06 at 100.00	AAA	1,040,050
	1996, 5.550%, 12/01/17 - FGIC Insured

	Bucks County Water and Sewerage Authority, Pennsylvania, Sewerage System Revenue Bonds, Neshaminy
	Interceptor Project, Series 2004:
655	5.250%, 6/01/14 - FSA Insured	No Opt. Call	AAA	722,458
530	5.250%, 6/01/15 - FSA Insured	No Opt. Call	AAA	584,775

5,000	Delaware County Industrial Development Authority, Pennsylvania, Water Facilities Revenue Bonds,	10/12 at 100.00	AAA	5,212,400
	Philadelphia Water Company, Series 2001, 5.350%, 10/01/31 (Alternative Minimum Tax) - AMBAC Insured

	Delaware County Regional Water Quality Control Authority, Pennsylvania, Sewerage Revenue Bonds,
	Series 2001A:
5,325	5.100%, 5/01/20 - FGIC Insured	11/11 at 100.00	AAA	5,629,004
1,465	5.100%, 5/01/21 - FGIC Insured	11/11 at 100.00	AAA	1,543,802

1,400	Delaware County Regional Water Quality Control Authority, Pennsylvania, Sewerage Revenue Bonds,	5/14 at 100.00	Aaa	1,506,176
	Series 2004, 5.250%, 5/01/20 - MBIA Insured

5,000	Erie, Pennsylvania, Water Authority, Water Revenue Bonds, Series 2001A, 5.200%, 12/01/30 - MBIA	12/11 at 100.00	AAA	5,187,400
	Insured

2,000	Harrisburg Authority, Dauphin County, Pennsylvania, Water Revenue Refunding Bonds, Series 2004,	7/14 at 100.00	AAA	2,091,340
	5.000%, 7/15/22 - FSA Insured

1,540	Hempfield Township Municipal Authority, Westmoreland County, Pennsylvania, Guaranteed Sewer Revenue	No Opt. Call	Aaa	1,669,006
	Bonds, Series 2005, 5.000%, 9/01/15 - FSA Insured

1,250	Lancaster Area Sewer Authority, Pennsylvania, Sewer Revenue Bonds, Series 2004, 5.000%, 4/01/20 -	4/14 at 100.00	AAA	1,317,113
	MBIA Insured

1,000	Lower Bucks County Joint Municipal Authority, Pennsylvania, Water and Sewerage Revenue Bonds,	11/08 at 100.00	Aaa	1,049,010
	Series 1998, 5.000%, 11/15/15 - FSA Insured

	Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series 2001A:
5,525	5.375%, 11/01/20 - FGIC Insured	11/12 at 100.00	AAA	5,994,955
5,000	5.000%, 11/01/31 - FGIC Insured	11/12 at 100.00	AAA	5,121,800

$354,275	Total Long-Term Investments (cost $360,309,911) - 151.4%			375,117,657

	Short-Term Investments - 0.7% (0.5% of Total Investments)

100	Lehigh County General Purpose Authority, Pennsylvania, Hospital Revenue Bonds, Lehi		VMIG-1	100,000
	Network, Variable Rate Demand Obligations, Series 1999B, 2.270%, 7/01/29 - MBIA Insured †

1,700	Puerto Rico Government Development Bank, Adjustable Refunding Bonds, Variable Rate demand		VMIG-1	1,700,000
	Obligations, Series 1985, 2.190%, 12/01/15 - MBIA Insured †

$1,800	Total Short-Term Investments (cost $1,800,000)			1,800,000

	Total Investments (cost $362,109,911) - 152.1%			376,917,657

	Other Assets Less Liabilities - 1.2%			2,927,471

	Preferred Shares, at Liquidation Value - (53.3)%			(132,000,000)

	Net Assets Applicable to Common Shares - 100%			$247,845,128

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
**	Ratings: Using the higher of Standard & Poor's or Moody's rating.
***	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
N/R	Investment is not rated.
(WI)	Security purchased on a when-issued basis.
†	Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on security transactions.

At March 31, 2005, the cost of investments was $362,101,548.

Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2005, were as follows:

Gross unrealized:
	Appreciation	$16,066,287
	Depreciation	(1,250,178)

	Net unrealized appreciation of investments	$14,816,109

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Pennsylvania Investment Quality Municipal Fund, Inc.

By (Signature and Title)*          /s/ Jessica R. Droeger--Vice President and Secretary

Date         05/27/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman--Chief Administrative Officer (principal executive officer)

Date         05/27/05

By (Signature and Title)*         /s/ Stephen D. Foy--Vice President and Controller (principal financial officer)

Date         05/27/05

* Print the name and title of each signing officer under his or her signature.